Other Gains (Losses)	12 Months Ended
Dec. 31, 2019
Disclosure of other gains losses [Abstract]
Disclosure Of Other Gains Losses Explanatory [Text Block]
Note 31
Other Gains (Loss
es)

Other gains (losses) items are detailed as follows:

Other gain and (loss)	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	4,830,982	5,108,327	(8,010,204)
Marketable securities to fair value	(275,172)	(132,420)	293,413
Bargain purchase gain (2)	3,043,107	-	-
Other	(4,442,118)	(946,280)	-
Total	3,156,799	4,029,627	(7,716,791)

(1)

Under this concept the Company (payment) or received cash flows amounting to ThCh$ 8,184,537 (payment), ThCh$ 7,508,815 (payment) and ThCh$ 11,391,103 received, corresponding to
2019
,
2018
and
2017
, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.
(2)

Corresponds to the higher value originated by the business combination explained in
Note 1 - General information, letter D) number (9).